Consolidated Statements Of Comprehensive Income		12 Months Ended
		Dec. 31, 2019 KRW (₩) ₩ / shares		Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 KRW (₩) ₩ / shares		Dec. 31, 2017 KRW (₩) ₩ / shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Interest income		₩ 10,576,770,000,000		$ 9,153,414,000	₩ 9,684,499,000,000		₩ 8,550,687,000,000
Interest income on financial assets at FVTPL (IFRS 9)	[1]	50,619,000,000		43,807,000	54,243,000,000		0
Interest income on financial assets at FVTOCI	[1]	474,751,000,000		410,862,000	280,371,000,000		0
Interest income on financial assets at amortized cost	[1]	10,051,400,000,000		8,698,745,000	9,349,885,000,000		0
Interest income on financial assets at FVTPL (IAS 39)	[1]	0		0	0		53,348,000,000
Interest income on available-for-sale ("AFS") financial assets	[1]	0		0	0		239,030,000,000
Interest income on held-to-maturity ("HTM") financial assets	[1]	0		0	0		307,965,000,000
Interest income on loans and receivables	[1]	0		0	0		7,950,344,000,000
Interest expense		(4,683,064,000,000)		(4,052,846,000)	(4,033,548,000,000)		(3,330,037,000,000)
Net Interest income		5,893,706,000,000		5,100,568,000	5,650,951,000,000	[2]	5,220,650,000,000	[2]
Fees and commissions income		1,709,326,000,000		1,479,296,000	1,680,764,000,000		2,069,198,000,000
Fees and commissions expense		(606,698,000,000)		(525,053,000)	(610,790,000,000)		(998,732,000,000)
Net fees and commissions income		1,102,628,000,000		954,243,000	1,069,974,000,000		1,070,466,000,000
Dividend income		107,959,000,000		93,431,000	90,552,000,000		124,992,000,000
Net gain on financial instruments at FVTPL (IFRS 9)	[1]	25,455,000,000		22,030,000	214,443,000,000		0
Net loss on financial instruments at FVTPL (IAS 39)	[1]	0		0	0		(104,827,000,000)
Net gain on financial assets at FVTOCI	[1]	11,015,000,000		9,534,000	2,047,000,000		0
Net gain on AFS financial assets	[1]	0		0	0		192,708,000,000
Net gain arising on financial assets at amortized cost	[1]	102,115,000,000		88,373,000	79,532,000,000		0
Net gain on disposals of securities at amortized cost	[1]	0		0	431,000,000		0
Net gain on disposals of loans and other financial assets at amortized cost		102,115,000,000	[1]	88,373,000	79,101,000,000	[1]	0	[1]
Impairment losses due to credit loss		(374,244,000,000)		(323,881,000)	(329,574,000,000)	[2]	(785,133,000,000)	[2]
General and administrative expenses		(3,766,077,000,000)		(3,259,262,000)	(3,624,033,000,000)	[2]	(3,530,801,000,000)	[2]
Other net operating income		(302,581,000,000)		(261,863,000)	(394,591,000,000)		(31,313,000,000)
Operating income		2,799,976,000,000		2,423,173,000	2,759,301,000,000	[2]	2,156,742,000,000	[2]
Share of gain(loss) of joint ventures and associates		83,997,000,000		72,693,000	3,019,000,000		(101,514,000,000)
Net other non-operating income (expenses)		(160,924,000,000)		(139,268,000)	42,552,000,000		(105,722,000,000)
Non operating income(expense)		(76,927,000,000)		(66,575,000)	45,571,000,000	[2]	(207,236,000,000)	[2]
Net income before income tax expense		2,723,049,000,000		2,356,598,000	2,804,872,000,000	[2]	1,949,506,000,000	[2]
Income tax expense		(685,453,000,000)		(593,209,000)	(753,223,000,000)	[2]	(419,418,000,000)	[2]
Net income		2,037,596,000,000		1,763,389,000	2,051,649,000,000	[2]	1,530,088,000,000	[2]
Other comprehensive income [abstract]
Net loss on valuation of equity securities at FVTOCI	[1]	(58,129,000,000)		(50,306,000)	(30,855,000,000)		0
Net gain on valuation of financial liabilities designated as at FVTPL due to own credit risk	[1]	0		0	100,000,000		0
Items out of change in equity method securities due to change in equity of investee that will not be reclassified to profit or loss	[1]	0		0	0		(2,993,000,000)
Remeasurement gain (loss) related to defined benefit plan		(34,648,000,000)		(29,985,000)	(84,629,000,000)		10,497,000,000
Items that will not be reclassified to profit or loss		(92,777,000,000)		(80,291,000)	(115,384,000,000)		7,504,000,000
Net gain on valuation of debt securities at FVTOCI	[1]	43,988,000,000		38,068,000	33,360,000,000		0
Net loss on valuation of AFS financial assets	[1]	0		0	0		(84,498,000,000)
Share of other comprehensive gain of joint ventures and associates		613,000,000		531,000	2,958,000,000		3,605,000,000
Net gain (loss) on foreign currency translation of foreign operations		101,781,000,000		88,084,000	(4,379,000,000)		(208,329,000,000)
Net gain (loss) on valuation of cash flow hedge		(1,823,000,000)		(1,578,000)	(4,646,000,000)		777,000,000
Other comprehensive income on valuation of assets held for sale		0		0	(4,145,000,000)		4,145,000,000
Items that may be reclassified to profit or loss		144,559,000,000		125,105,000	23,148,000,000		(284,300,000,000)
Other comprehensive income(loss), net of tax		51,782,000,000		44,814,000	(92,236,000,000)		(276,796,000,000)
Total comprehensive income		2,089,378,000,000		1,808,203,000	1,959,413,000,000		1,253,292,000,000
Net income attributable to:
Net income attributable to owners		1,872,207,000,000		1,620,257,000	2,033,182,000,000		1,512,148,000,000
Net income attributable to non-controlling interests		165,389,000,000		143,132,000	18,467,000,000		17,940,000,000
Total comprehensive income attributable to:
Comprehensive income attributable to owners		1,914,393,000,000		1,656,766,000	1,943,885,000,000		1,249,057,000,000
Comprehensive income attributable to non-controlling interests		₩ 174,985,000,000		$ 151,437,000	₩ 15,528,000,000		₩ 4,235,000,000
Earnings per share
Basic and diluted earnings per share(Unit: Korean Won and U.S. Dollar) | (per share)		₩ 2,727		$ 2.360	₩ 2,796		₩ 1,999

[1]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 were prepared in accordance with IFRS 9; however, the comparative consolidated statement of comprehensive income for the year ended December 31, 2017 was not retrospectively restated in accordance with IFRS 9
[2]	For comparative display, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization.